Derivative financial instruments - Disclosure of expected notional values of current hedging instruments in future years (Details) - Fair value hedges - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	103,822	94,859
Interest rate risk
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	89,602	84,259
Inflation risk
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	14,220	10,600
2024 | Interest rate risk
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	89,602
2024 | Inflation risk
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	14,220
2025 | Interest rate risk
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	77,074
2025 | Inflation risk
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	14,143
2026 | Interest rate risk
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	67,309
2026 | Inflation risk
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	12,915
2027 | Interest rate risk
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	55,277
2027 | Inflation risk
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	12,106
2028 | Interest rate risk
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	51,051
2028 | Inflation risk
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	10,478
2029 | Interest rate risk
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	43,755
2029 | Inflation risk
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	9,535
2030 and later | Interest rate risk
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	37,221
2030 and later | Inflation risk
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	8,335